Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2014
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

11.       Capital Stock and Changes in Capital Accounts

  Preferred stock: As at December 31, 2014 and 2013, the Company's authorized preferred stock consists of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share, of which as at December 31, 2014, 1,000,000 were designated as Series A Participating Preferred Shares; and 5,000,000 were designated as Series B Preferred Shares.

  On February 24, 2014, the Company completed a public offering of 2,600,000 shares of Series B Cumulative Redeemable Perpetual Preferred Shares, par value $0.01 per share, at $25.00 per share and with liquidation preference at $25.0 per share. The net proceeds from the offering (after the underwriting discount and other offering expenses payable by the Company) were $62,698.

  Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights. Also, holders of series B preferred shares, rank prior to the holders of common shares with respect to dividends, distributions and payments upon liquidation. As at December 31, 2014 and 2013, the Company had 2,600,000 and none, respectively, of Series B Preferred Shares issued and outstanding and none issued and outstanding of Series A Preferred Shares.

  Dividends on the Series B preferred shares are cumulative from the date of original issue and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.875% per annum, or $2.21875 per annum per share. As at December 31, 2014, dividends on Series B preferred shares, both accrued and paid amounted to $5,080. At any time on or after February 14, 2019, the Company may redeem, in whole or in part, the series B preferred shares at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared.

  Common Stock: The Company's authorized capital stock consists of 200,000,000 shares (all in registered form) of common stock, par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: In February 2005, the Company adopted an equity incentive plan (the “Plan”) for 2,800,000 common shares, which was amended and restated on October 21, 2008 and terminated in 2012 as all shares reserved had been issued. In May 2011, the Company's board of directors approved to adopt the Diana Shipping Inc. 2011 Equity Incentive Plan, with substantially the same terms and provisions as the Company's Amended and Restated 2005 Equity Incentive Plan. Under the 2011 Equity Incentive Plan, an aggregate of 5,000,000 common shares were reserved for issuance, of which as at December 31, 2014 2,484,759 remained reserved for issuance. In November 2014, the Company's board of directors approved to adopt the Diana Shipping Inc. 2014 Equity Incentive Plan, for 5,000,000 additional shares.

The plan entitles the Company's employees, officers and directors to receive options to acquire the Company's common stock and is administered by the Compensation Committee of the Company's Board Directors or such other committee of the Board as may be designated by the Board to administer the Plan. Under the terms of the plan, the Company's Board of Directors is able to grant a) incentive stock options, b) non-qualified stock options, c) stock appreciation rights, d) dividend equivalent rights, e) restricted stock, f) unrestricted stock, g) restricted stock units, and h) performance shares. No options, stock appreciation rights or restricted stock units can be exercisable prior to the first anniversary or subsequent to the tenth anniversary of the date on which such award was granted.

The Company follows the provisions in ASC 718 “Compensation – Stock Compensation”, for purposes of accounting for such share-based payments. All share-based compensation provided to employees is recognized in accordance with the relevant guidance, and is included in General and administrative expenses in the accompanying consolidated statements of operations.

Restricted stock during the years ended December 31, 2014, 2013 and 2012 is analysed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2011	1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Outstanding at December 31, 2012	1,451,625	$11.90
Granted	607,946	9.06
Vested	(701,198)	12.64
Outstanding at December 31, 2013	1,358,373	10.25
Granted	1,864,000	9.38
Vested	(730,539)	11.25
Outstanding at December 31, 2014	2,491,834	$9.30

The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods. For 2014, 2013, and 2012, an amount of $7,744, $8,203, and $8,645, respectively, was recognized in General and administrative expenses presented in the accompanying consolidated statements of operations.

At December 31, 2014 and 2013, the total unrecognized cost relating to restricted share awards was $17,698 and $7,966, respectively. At December 31, 2014, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 2.15 years.

  Share Repurchase Agreement: On May 22, 2014, the Company's Board of Directors authorized a share repurchase plan for up to $100,000 worth of shares of the Company's common stock, under which, as at December 31, 2014, the Company had repurchased and retired 2,845,549 shares at an aggregate cost of approximately $25,349 (Note 17).